Segments - Summary of segments banking by line of business (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
- Net interest income	€ 7,021	€ 6,877
- Net fee and commission income	1,710	1,506
- Additions to loan loss provision	131	1,998
Total expenses	5,691	7,623
Result before taxation	4,484	1,065
Taxation	1,265	438
Non-controlling interests	59	36
Basic earnings	3,161	591
Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Total income	(956)	493
Taxation	(260)	115
Basic earnings	(697)	379
Results IFRS-EU [member]
Disclosure of operating segments [line items]
Total income	9,219	9,182
- Operating expenses	5,691	7,623
Taxation	1,005	553
Non-controlling interests	59	36
Basic earnings	2,464	969
Segments Banking Activities [Member]
Disclosure of operating segments [line items]
Basic earnings	3,161	591
Segments Banking Activities [Member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	6,853	6,931
- Net fee and commission income	1,710	1,506
- Total investment and other income	656	745
Total income	9,219	9,182
- Operating expenses	5,560	5,626
- Additions to loan loss provision	131	1,998
Total expenses	5,691	7,623
Result before taxation	3,528	1,558
Taxation	1,005	553
Non-controlling interests	59	36
Basic earnings	2,464	969
Segments Banking Activities [Member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Basic earnings	697	(379)
Retail Netherlands [member] | Segments Banking Activities [Member]
Disclosure of operating segments [line items]
Basic earnings	754	781
Retail Netherlands [member] | Segments Banking Activities [Member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	1,651	1,763
- Net fee and commission income	368	332
- Total investment and other income	119	175
Total income	2,138	2,269
- Operating expenses	1,181	1,088
- Additions to loan loss provision	(65)	139
Total expenses	1,116	1,227
Result before taxation	1,022	1,043
Taxation	267	262
Non-controlling interests		(1)
Basic earnings	754	781
Retail Belgium [member] | Segments Banking Activities [Member]
Disclosure of operating segments [line items]
Basic earnings	94	(44)
Retail Belgium [member] | Segments Banking Activities [Member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	894	937
- Net fee and commission income	248	207
- Total investment and other income	99	71
Total income	1,241	1,215
- Operating expenses	912	969
- Additions to loan loss provision	194	282
Total expenses	1,107	1,251
Result before taxation	134	(36)
Taxation	41	9
Non-controlling interests	0	0
Basic earnings	94	(44)
Retail Germany [member] | Segments Banking Activities [Member]
Disclosure of operating segments [line items]
Basic earnings	275	304
Retail Germany [member] | Segments Banking Activities [Member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	734	801
- Net fee and commission income	257	215
- Total investment and other income	45	59
Total income	1,036	1,075
- Operating expenses	604	567
- Additions to loan loss provision	19	14
Total expenses	623	581
Result before taxation	413	494
Taxation	135	188
Non-controlling interests	2	2
Basic earnings	275	304
Retail Other [member] | Segments Banking Activities [Member]
Disclosure of operating segments [line items]
Basic earnings	291	183
Retail Other [member] | Segments Banking Activities [Member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	1,354	1,392
- Net fee and commission income	253	193
- Total investment and other income	122	134
Total income	1,729	1,720
- Operating expenses	1,174	1,120
- Additions to loan loss provision	102	304
Total expenses	1,276	1,424
Result before taxation	454	295
Taxation	117	85
Non-controlling interests	46	27
Basic earnings	291	183
Wholesale Banking [Member]
Disclosure of operating segments [line items]
Result before taxation	1,558	(204)
Wholesale Banking [Member] | Segments Banking Activities [Member]
Disclosure of operating segments [line items]
Basic earnings	1,889	(614)
Wholesale Banking [Member] | Segments Banking Activities [Member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	2,044	1,864
- Net fee and commission income	580	561
- Total investment and other income	267	354
Total income	2,891	2,780
- Operating expenses	1,452	1,728
- Additions to loan loss provision	(119)	1,256
Total expenses	1,333	2,984
Result before taxation	1,558	(204)
Taxation	355	23
Non-controlling interests	10	8
Basic earnings	1,192	(235)
Wholesale Banking [Member] | Segments Banking Activities [Member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Basic earnings	697	(379)
Corporate Line Banking [member]
Disclosure of operating segments [line items]
Result before taxation	(53)	(34)
Corporate Line Banking [member] | Segments Banking Activities [Member]
Disclosure of operating segments [line items]
Basic earnings	(142)	(19)
Corporate Line Banking [member] | Segments Banking Activities [Member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	174	173
- Net fee and commission income	4	(2)
- Total investment and other income	5	(48)
Total income	184	123
- Operating expenses	237	154
- Additions to loan loss provision	0	3
Total expenses	237	156
Result before taxation	(53)	(34)
Taxation	89	(14)
Non-controlling interests	0	0
Basic earnings	€ (142)	€ (19)